Allowance for Loan Losses and Credit Quality Information (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Summary of allowance for loan losses
Beginning Balance	$ 23,888	$ 42,828	$ 23,812
Provision for losses	2,544	17,278	33,381
Charge-offs	(9,317)	(39,302)	(15,262)
Recoveries	4,493	3,084	897
Ending Balance	21,608	23,888	42,828
Allocated to:
Specific reserves	4,813	6,633
General reserves	16,795	17,255
Beginning Balance	23,888	42,828	23,812
Individually reviewed for impairment	37,100	44,796
Collectively reviewed for impairment	438,673	535,604
Ending balance	475,773	580,400
1-4 family [Member]
Summary of allowance for loan losses
Beginning Balance	3,718	2,145	1,000
Provision for losses	(834)	2,081	1,399
Charge-offs	(63)	(508)	(254)
Recoveries	0	0	0
Ending Balance	2,821	3,718	2,145
Allocated to:
Specific reserves	571	1,086
General reserves	2,250	2,632
Beginning Balance	3,718	2,145	1,000
Individually reviewed for impairment	4,687	6,241
Collectively reviewed for impairment	92,350	112,825
Ending balance	97,037	119,066
Commercial real estate mortgages [Member]
Summary of allowance for loan losses
Beginning Balance	13,622	24,590	14,329
Provision for losses	3,864	11,785	16,692
Charge-offs	(5,719)	(23,012)	(7,095)
Recoveries	1,821	259	664
Ending Balance	13,588	13,622	24,590
Allocated to:
Specific reserves	2,591	3,559
General reserves	10,997	10,063
Beginning Balance	13,622	24,590	14,329
Individually reviewed for impairment	28,195	30,495
Collectively reviewed for impairment	216,712	259,419
Ending balance	244,907	289,914
Consumer [Member]
Summary of allowance for loan losses
Beginning Balance	1,159	924	1,278
Provision for losses	686	482	481
Charge-offs	(1,071)	(270)	(907)
Recoveries	372	23	72
Ending Balance	1,146	1,159	924
Allocated to:
Specific reserves	537	367
General reserves	609	792
Beginning Balance	1,159	924	1,278
Individually reviewed for impairment	1,823	1,205
Collectively reviewed for impairment	52,152	60,956
Ending balance	53,975	62,161
Commercial business [Member]
Summary of allowance for loan losses
Beginning Balance	5,389	15,169	7,205
Provision for losses	(1,172)	2,930	14,809
Charge-offs	(2,464)	(15,512)	(7,006)
Recoveries	2,300	2,802	161
Ending Balance	4,053	5,389	15,169
Allocated to:
Specific reserves	1,114	1,621
General reserves	2,939	3,768
Beginning Balance	5,389	15,169	7,205
Individually reviewed for impairment	2,395	6,855
Collectively reviewed for impairment	77,459	102,404
Ending balance	$ 79,854	$ 109,259